UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Item 1. Schedule of Investments

GE S&S Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

Bonds and Notes—83.2% †		Principal Amount	Fair Value
U.S. Treasuries—13.3%
U.S. Treasury Bonds
3.00%	05/15/42	$71,620	$75,011	(g)
3.13%	02/15/42	94,930	101,961	(g)
U.S. Treasury Notes
0.32%	03/31/14	40,904	40,856	(c,g)
0.68%	01/31/17	2,945	2,971	(c)
0.72%	05/31/17	79,423	79,057	(c,g)
1.75%	05/15/22	83,348	84,025	(g)
			383,881
Agency Mortgage Backed—33.9%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	16,223	16,649
4.50%	06/01/33 - 02/01/35	426	456	(g)
5.00%	07/01/35 - 06/01/41	16,880	18,709	(g)
5.50%	05/01/20 - 04/01/39	8,416	9,336	(g)
6.00%	04/01/17 - 11/01/37	13,411	14,950	(g)
6.50%	07/01/29	42	47	(g)
7.00%	10/01/16 - 08/01/36	1,623	1,913	(g)
7.50%	09/01/12 - 09/01/33	177	207	(g)
8.00%	11/01/30	10	12	(g)
8.50%	04/01/30 - 05/01/30	27	33	(g)
9.00%	05/01/16 - 11/01/16	76	84	(g)
Federal National Mortgage Assoc.
2.72%	04/01/37	21	22	(h)
2.89%	03/01/37	34	34	(h)
4.00%	05/01/19 - 05/01/42	204,755	218,737	(g)
4.50%	05/01/18 - 04/01/41	140,349	150,951	(g)
5.00%	07/01/20 - 06/01/41	34,758	38,521	(g)
5.50%	01/01/14 - 01/01/39	62,873	68,965	(g)
6.00%	02/01/14 - 08/01/35	19,932	22,388	(g)
6.50%	01/01/14 - 08/01/36	3,457	3,909	(g)
7.00%	08/01/13 - 02/01/34	386	429	(g)
7.50%	08/01/13 - 03/01/34	1,630	1,937	(g)
8.00%	12/01/12 - 11/01/33	836	1,007	(g)
8.50%	04/01/30 - 05/01/31	129	161	(g)
9.00%	01/01/14 - 12/01/22	455	520	(g)
3.50%	TBA	182,820	192,218	(b)
4.00%	TBA	6,455	6,870	(b)
4.50%	TBA	17,920	19,222	(b)
5.00%	TBA	30,277	32,731	(b)
6.00%	TBA	39,845	43,786	(b)
6.50%	TBA	6,768	7,616	(b)
Government National Mortgage Assoc.
1.63%	11/20/21 - 10/20/25	33	34	(g,h)
2.38%	05/20/21 - 04/20/24	7	8	(g,h)
4.50%	08/15/33 - 03/20/41	28,469	31,359	(g)
5.00%	08/15/33	1,064	1,172	(g)
6.00%	04/15/27 - 09/15/36	2,907	3,317	(g)
6.50%	04/15/19 - 09/15/36	3,843	4,452	(g)
7.00%	03/15/26 - 10/15/36	1,551	1,841	(g)

7.50%	11/15/22 - 10/15/33	575	661	(g)
8.00%	11/15/29 - 06/15/30	6	7	(g)
8.50%	10/15/17	238	257	(g)
9.00%	11/15/16 - 12/15/21	756	838	(g)
4.00%	TBA	21,345	23,309	(b)
4.50%	TBA	35,000	38,265	(b)
5.50%	TBA	1,900	2,108	(b)
			980,048
Agency Collateralized Mortgage Obligations—0.8%
Collateralized Mortgage Obligation Trust
0.00%	11/01/18	105	103	(c,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	12,969	105	(f,g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	34,223	4,120	(f,m)
4.50%	02/15/18 - 03/15/18	1,286	64	(f,g,m)
5.00%	05/15/17 - 02/15/38	2,606	157	(f,g,m)
5.50%	06/15/33	1,408	202	(f,g,m)
6.36%	08/15/25	8,716	1,257	(f,h)
7.50%	07/15/27	35	8	(f,g,m)
8.00%	04/15/20	74	80	(g)
Federal Home Loan Mortgage Corp. STRIPS
3.33%	08/01/27	25	22	(c,e,g)
8.00%	02/01/23 - 07/01/24	93	19	(f,g,m)
Federal National Mortgage Assoc. REMIC
1.19%	12/25/42	2,037	57	(f,g,h)
2.53%	12/25/22	97	90	(c,e,g)
3.50%	05/25/27	7,510	957	(f,m)
4.50%	05/25/18	60	1	(f,g,m)
5.00%	08/25/17 - 09/25/40	15,286	1,841	(f,g,m)
5.75%	07/25/38	4,231	561	(f,h)
7.25%	05/25/18	538	61	(f,g,h)
8.00%**	05/25/22	—	4	(f,g,m)
Federal National Mortgage Assoc. STRIPS
1.49%	12/01/34	1,663	1,587	(c,e,g)
4.50%	08/01/35 - 01/01/36	4,699	545	(f,g,m)
5.00%	03/25/38 - 05/25/38	2,909	391	(f,m)
5.50%	12/01/33	535	73	(f,g,m)
6.00%	01/01/35	1,723	300	(f,g,m)
7.50%	11/01/23	413	88	(f,g,m)
8.00%	08/01/23 - 07/01/24	195	41	(f,g,m)
8.50%	03/01/17 - 07/25/22	273	45	(f,g,m)
9.00%	05/25/22	98	17	(f,g,m)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	21,007	2,399	(f,m)
5.00%	12/20/35 - 09/20/38	19,165	1,924	(f,m)
6.41%	06/20/40	38,554	5,972	(f,h)
			23,091
Asset Backed—0.4%
Bear Stearns Asset Backed Securities Trust
5.74%	01/25/34	97	75	(c,h)
Capital One Multi-Asset Execution Trust
1.07%	01/15/19	1,000	980	(c,h)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	2,039	1,824
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	2,610	1,921	(g)

Countrywide Asset-Backed Certificates
1.29%	02/25/35	441	435	(g,h)
2.97%	05/25/36	704	677	(c,h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,040	(a,g)
Irwin Home Equity Corp.
11.00%	02/25/36	318	157	(c,g,h)
Mid-State Trust
7.54%	07/01/35	573	581
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	2,525	1,492
Residential Asset Mortgage Products Inc.
5.04%	06/25/32	66	53	(c,h)
Residential Asset Securities Corp.
14.91%	07/25/32	208	127	(c,h)
15.30%	06/25/33	428	242	(c,h)
			10,604
Corporate Notes—29.0%
ABB Finance USA Inc.
1.63%	05/08/17	3,062	3,077	(g)
2.88%	05/08/22	3,062	3,097
AES Panama S.A.
6.35%	12/21/16	1,632	1,754	(a,g)
Agilent Technologies Inc.
5.50%	09/14/15	2,995	3,352	(g)
Air Jamaica Ltd.
9.38%	07/08/15	50	52
Allergan Inc.
3.38%	09/15/20	2,352	2,502
ALROSA Finance S.A.
7.75%	11/03/20	1,200	1,257	(a,g)
America Movil SAB de C.V.
2.38%	09/08/16	9,368	9,611
American Axle & Manufacturing Inc.
7.88%	03/01/17	2,729	2,818
American Express Credit Corp.
1.75%	06/12/15	4,597	4,649
American International Group Inc.
4.88%	06/01/22	2,294	2,347
Amgen Inc.
2.13%	05/15/17	1,530	1,548	(g)
2.30%	06/15/16	2,077	2,135	(g)
2.50%	11/15/16	1,504	1,563	(g)
3.63%	05/15/22	1,530	1,582	(g)
5.38%	05/15/43	1,530	1,655	(g)
5.65%	06/15/42	2,642	2,948	(g)
Amphenol Corp.
4.00%	02/01/22	6,087	6,201	(g)
Amsted Industries Inc.
8.13%	03/15/18	1,721	1,820	(a,g)
Anadarko Petroleum Corp.
5.95%	09/15/16	2,531	2,872	(g)
6.38%	09/15/17	1,716	1,993
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	4,509	4,828	(g)
5.38%	11/15/14	3,660	4,035	(g)

Apache Corp.
4.75%	04/15/43	3,045	3,382
Arch Coal Inc.
7.00%	06/15/19	2,769	2,340
Archer-Daniels-Midland Co.
5.77%	03/01/41	4,714	5,995
Arizona Public Service Co.
6.25%	08/01/16	2,339	2,744	(g)
AT&T Inc.
0.90%	02/13/15	6,088	6,083	(c,g)
1.60%	02/15/17	3,044	3,048	(g)
2.95%	05/15/16	2,353	2,492	(g)
5.55%	08/15/41	2,133	2,542	(g)
5.60%	05/15/18	5,348	6,401	(g)
6.40%	05/15/38	4,094	5,153	(g)
Banco del Estado de Chile
3.88%	02/08/22	500	509	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	700	707	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	150	155	(a,h)
Bank of America Corp.
3.88%	03/22/17	4,576	4,662
5.63%	10/14/16	1,505	1,599
5.70%	01/24/22	8,068	8,885
5.75%	12/01/17	3,050	3,255
5.88%	02/07/42	1,521	1,666
6.50%	08/01/16	2,775	3,047	(g)
Barclays Bank PLC
2.25%	05/10/17	7,659	7,659	(a)
Baxter International Inc.
1.85%	01/15/17	3,640	3,720	(g)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	3,061	3,082
3.00%	05/15/22	4,592	4,647
Berkshire Hathaway Inc.
3.75%	08/15/21	1,465	1,563
BG Energy Capital PLC
2.88%	10/15/16	1,538	1,621	(a,g)
4.00%	10/15/21	1,386	1,479	(a,g)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	4,567	4,598
Bombardier Inc.
7.75%	03/15/20	2,094	2,330	(a,g)
Boston Properties LP (REIT)
3.85%	02/01/23	3,059	3,088
BP Capital Markets PLC
1.85%	05/05/17	2,143	2,164
2.25%	11/01/16	4,531	4,666
3.25%	05/06/22	4,592	4,755
Broadcom Corp.
2.70%	11/01/18	3,031	3,125
Calpine Corp.
7.25%	10/15/17	3,507	3,770	(a,g)
Cameron International Corp.
1.60%	04/30/15	1,530	1,531
3.60%	04/30/22	1,530	1,532

Cardinal Health Inc.
1.90%	06/15/17	4,590	4,624
Cargill Inc.
5.20%	01/22/13	5,139	5,262	(a,g)
6.00%	11/27/17	1,749	2,080	(a,g)
Carolina Power & Light Co.
2.80%	05/15/22	5,716	5,810
Case New Holland Inc.
7.88%	12/01/17	1,598	1,846
Caterpillar Inc.
1.50%	06/26/17	3,498	3,503
2.60%	06/26/22	2,920	2,912
CBS Corp.
1.95%	07/01/17	1,456	1,455
4.85%	07/01/42	1,456	1,425
CCO Holdings LLC
8.13%	04/30/20	2,729	3,043
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	2,974	(a,g)
CenturyLink Inc.
5.80%	03/15/22	2,148	2,138
7.65%	03/15/42	2,202	2,137
Cigna Corp.
2.75%	11/15/16	10,192	10,501
5.38%	02/15/42	3,035	3,229
Cincinnati Bell Inc.
8.25%	10/15/17	2,877	2,992	(g)
Citigroup Inc.
4.45%	01/10/17	6,075	6,368
5.00%	09/15/14	7,153	7,332	(g)
5.88%	01/30/42	2,281	2,491	(g)
6.13%	08/25/36	1,520	1,495
CityCenter Holdings LLC
7.63%	01/15/16	1,595	1,683
CNA Financial Corp.
5.88%	08/15/20	2,943	3,236
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	600	642	(a)
Columbus International Inc.
11.50%	11/20/14	600	639	(a)
Comision Federal de Electricidad
4.88%	05/26/21	600	648	(a)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	2,424	2,954
6.65%	04/01/19	3,033	3,850	(g)
Corning Inc.
4.75%	03/15/42	3,551	3,721
Corp Lindley S.A.
6.75%	11/23/21	273	295	(a)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	2,254	2,351	(a)
5.63%	09/21/35	554	648	(a,g)
Covidien International Finance S.A.
1.35%	05/29/15	3,059	3,063
3.20%	06/15/22	3,059	3,154
Credit Suisse AG
2.60%	05/27/16	2,981	3,063	(a)

Crown Castle Towers LLC
4.88%	08/15/40	2,783	3,022	(a)
6.11%	01/15/40	1,361	1,576	(a,g)
CSX Corp.
4.25%	06/01/21	2,934	3,204
CVS Caremark Corp.
3.25%	05/18/15	1,513	1,593	(g)
5.75%	06/01/17	2,580	3,047	(g)
DaVita Inc.
6.38%	11/01/18	2,660	2,746	(g)
DDR Corp. (REIT)
4.63%	07/15/22	2,041	2,014
Deere & Co.
2.60%	06/08/22	3,064	3,059
3.90%	06/09/42	2,758	2,740
Denbury Resources Inc.
6.38%	08/15/21	2,251	2,341	(g)
8.25%	02/15/20	1,663	1,821	(g)
DENTSPLY International Inc.
2.75%	08/15/16	4,603	4,680	(g)
4.13%	08/15/21	3,003	3,126
Deutsche Telekom International Finance BV
2.25%	03/06/17	1,509	1,491	(a)
Development Bank of Kazakhstan JSC
5.50%	12/20/15	800	833	(a)
Devon Energy Corp.
1.88%	05/15/17	3,061	3,062
Diageo Capital PLC
1.50%	05/11/17	4,592	4,609
Diageo Investment Corp.
2.88%	05/11/22	4,592	4,717
4.25%	05/11/42	1,224	1,295
DIRECTV Holdings LLC
2.40%	03/15/17	3,076	3,096	(g)
3.80%	03/15/22	1,538	1,555
4.60%	02/15/21	3,046	3,240
4.75%	10/01/14	2,820	3,027	(g)
5.15%	03/15/42	3,076	3,096
Dominion Resources Inc.
1.95%	08/15/16	2,101	2,141
4.90%	08/01/41	1,192	1,347
DPL Inc.
7.25%	10/15/21	2,415	2,681	(a)
Duke Realty LP (REIT)
6.50%	01/15/18	2,999	3,399
Eastman Chemical Co.
2.40%	06/01/17	8,616	8,707	(g)
Ecopetrol S.A.
7.63%	07/23/19	1,108	1,396
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	534	563	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	350	366	(a)
Energy Transfer Equity LP
7.50%	10/15/20	1,990	2,184	(g)
Energy Transfer Partners LP
6.50%	02/01/42	728	780	(g)
6.70%	07/01/18	2,082	2,388	(g)

European Investment Bank
0.73%	12/15/14	4,510	4,525	(c,g)
4.88%	01/17/17	7,600	8,745	(g)
Exelon Corp.
4.90%	06/15/15	3,716	4,039	(g)
Export Credit Bank of Turkey
5.38%	11/04/16	800	826	(a)
Express Scripts Holding Co.
2.65%	02/15/17	5,228	5,319	(a)
3.13%	05/15/16	4,564	4,752	(g)
3.90%	02/15/22	1,521	1,577	(a)
4.75%	11/15/21	1,522	1,684	(a)
6.13%	11/15/41	2,343	2,847	(a)
First Citizens St Lucia Ltd.
4.90%	02/09/16	1,100	1,136	(a)
Florida Power & Light Co.
4.13%	02/01/42	2,732	2,860
Ford Motor Credit Company LLC
3.00%	06/12/17	3,064	3,047
5.88%	08/02/21	3,056	3,400	(g)
Forest Oil Corp.
7.25%	06/15/19	2,660	2,441	(g)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481	2,583	(a)
Frontier Communications Corp.
7.13%	03/15/19	2,617	2,643	(g)
Georgia Power Co.
4.30%	03/15/42	1,531	1,595
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	768	(a,i)
Goldman Sachs Capital I
6.35%	02/15/34	2,283	2,159
Great Plains Energy Inc.
4.85%	06/01/21	2,966	3,185
Grupo Bimbo SAB de C.V.
4.50%	01/25/22	600	638	(a)
Hanesbrands Inc.
6.38%	12/15/20	2,526	2,659	(g)
Hartford Financial Services Group Inc.
5.13%	04/15/22	3,047	3,138
HCA Inc.
6.50%	02/15/20	2,282	2,473
Heineken N.V.
3.40%	04/01/22	6,090	6,237	(a)
Hewlett-Packard Co.
4.05%	09/15/22	3,824	3,852
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	2,587	2,807	(g)
HSBC Finance Corp.
6.68%	01/15/21	1,536	1,663
HSBC Holdings PLC
4.00%	03/30/22	3,045	3,162	(g)
Hughes Satellite Systems Corp.
6.50%	06/15/19	2,756	2,928
Indo Energy Finance BV
7.00%	05/07/18	483	472	(a)

Industrial Bank of Korea
3.75%	09/29/16	1,000	1,044	(a)
Ingles Markets Inc.
8.88%	05/15/17	3,443	3,749	(g)
Instituto Costarricense de Electricidad
6.95%	11/10/21	800	820	(a)
Inter-American Development Bank
1.38%	10/18/16	4,528	4,631
Intergas Finance BV
6.38%	05/14/17	300	326	(a)
IPIC GMTN Ltd.
3.75%	03/01/17	1,041	1,083	(a)
John Deere Capital Corp.
2.25%	04/17/19	3,049	3,116
3.15%	10/15/21	3,589	3,733	(g)
JPMorgan Chase & Co.
4.35%	08/15/21	3,929	4,147	(g)
4.50%	01/24/22	6,107	6,579
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	660	(a,g)
KazMunayGas National Co.
9.13%	07/02/18	500	619	(a)
11.75%	01/23/15	500	595	(a)
Kinross Gold Corp.
6.88%	09/01/41	914	928
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	3,075	3,191	(g)
5.00%	03/15/42	3,075	3,306	(g)
Korea Development Bank
3.25%	03/09/16	2,799	2,889	(g)
4.00%	09/09/16	1,627	1,731	(g)
Korea Expressway Corp.
4.50%	03/23/15	600	634	(a,g)
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	995	1,082	(a,g)
Korea National Oil Corp.
2.88%	11/09/15	2,461	2,501	(a,g)
3.13%	04/03/17	3,058	3,118	(a)
Kraft Foods Group Inc.
1.63%	06/04/15	3,059	3,091	(a)
2.25%	06/05/17	3,059	3,132	(a)
5.00%	06/04/42	3,671	3,885	(a)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	6,173	6,480	(g)
4.50%	07/16/18	2,938	3,444	(g)
Levi Strauss & Co.
7.63%	05/15/20	2,633	2,798
Liberty Mutual Group Inc.
4.95%	05/01/22	2,143	2,130	(a)
6.50%	05/01/42	2,296	2,324	(a)
Linn Energy LLC
8.63%	04/15/20	2,192	2,362
Listrindo Capital BV
6.95%	02/21/19	700	716	(a)
Lorillard Tobacco Co.
3.50%	08/04/16	2,987	3,114

Lowe’s Companies Inc.
4.65%	04/15/42	1,596	1,695
LyondellBasell Industries N.V.
5.00%	04/15/19	500	524	(a)
Majapahit Holding BV
7.75%	10/17/16	650	743	(a)
Marathon Petroleum Corp.
6.50%	03/01/41	1,525	1,733
McDonald’s Corp.
1.88%	05/29/19	3,059	3,052
MidAmerican Energy Holdings Co.
6.13%	04/01/36	3,165	3,960	(g)
Molson Coors Brewing Co.
5.00%	05/01/42	2,445	2,642
Morgan Stanley
5.50%	07/28/21	2,906	2,863
5.75%	01/25/21	1,490	1,469
Mylan Inc.
7.88%	07/15/20	3,061	3,432	(a,g)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,814	(a)
5.00%	09/30/14	800	848	(a)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100	96
Newfield Exploration Co.
5.63%	07/01/24	2,566	2,624
5.75%	01/30/22	2,660	2,780
Newmont Mining Corp.
4.88%	03/15/42	3,069	2,993
News America Inc.
6.65%	11/15/37	1,509	1,761
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,900	6,062
Nisource Finance Corp.
3.85%	02/15/23	3,495	3,492
Nordea Bank AB
3.13%	03/20/17	9,280	9,320	(a)
Occidental Petroleum Corp.
2.70%	02/15/23	4,373	4,401
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	980	1,027	(a)
Oglethorpe Power Corp.
5.38%	11/01/40	1,498	1,758
Omnicom Group Inc.
3.63%	05/01/22	4,044	4,109
ONEOK Partners LP
6.13%	02/01/41	3,145	3,546
Pacific Gas & Electric Co.
6.05%	03/01/34	3,714	4,680
PacifiCorp
6.00%	01/15/39	1,850	2,431	(g)
6.25%	10/15/37	2,106	2,832	(g)
PAETEC Holding Corp.
8.88%	06/30/17	3,180	3,426	(g)
Peabody Energy Corp.
6.25%	11/15/21	1,608	1,592	(a,g)

Penerbangan Malaysia Bhd
5.63%	03/15/16	480	536
PepsiCo Inc.
2.75%	03/05/22	4,114	4,152	(g)
Pernod-Ricard S.A.
4.45%	01/15/22	2,382	2,468	(a,g)
Petrobras International Finance Co.
2.88%	02/06/15	1,215	1,233
3.50%	02/06/17	4,555	4,676
3.88%	01/27/16	1,175	1,213
Petroleos Mexicanos
5.50%	06/27/44	583	596	(a)
6.00%	03/05/20	1,190	1,376
6.50%	06/02/41	530	619	(a)
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	750	774
Petronas Capital Ltd.
5.25%	08/12/19	1,825	2,097	(a)
7.88%	05/22/22	1,000	1,367	(a)
Philip Morris International Inc.
2.50%	05/16/16	2,968	3,114
Phillips 66
5.88%	05/01/42	1,378	1,483	(a)
Pioneer Natural Resources Co.
3.95%	07/15/22	2,915	2,922
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	800	1,032	(a)
Pride International Inc.
6.88%	08/15/20	3,013	3,697
Prudential Financial Inc.
5.63%	05/12/41	1,523	1,555
5.80%	11/16/41	762	798
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	1,050	1,176	(a)
Range Resources Corp.
5.75%	06/01/21	2,660	2,780
Raytheon Co.
1.40%	12/15/14	3,024	3,068
Rio Tinto Finance USA PLC
3.50%	03/22/22	3,062	3,227
Roche Holdings Inc.
6.00%	03/01/19	4,215	5,243	(a)
Rowan Companies Inc.
4.88%	06/01/22	1,530	1,543
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	2,000	2,025	(a)
6.00%	06/03/21	400	394	(a,h)
RZD Capital Ltd.
5.74%	04/03/17	600	640
Sempra Energy
2.30%	04/01/17	6,097	6,248
Simon Property Group LP (REIT)
2.15%	09/15/17	4,573	4,566
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	400	402	(a)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	3,160	3,214	(a)

Symantec Corp.
2.75%	06/15/17	4,368	4,388
Target Corp.
4.00%	07/01/42	2,915	2,871
Texas Instruments Inc.
2.38%	05/16/16	4,450	4,679	(g)
Textron Inc.
6.20%	03/15/15	3,958	4,350
The ADT Corp.
2.25%	07/15/17	2,037	2,047	(a)
3.50%	07/15/22	2,910	2,920	(a)
4.88%	07/15/42	2,910	2,851	(a)
The AES Corp.
8.00%	10/15/17	2,771	3,152	(g)
The Coca-Cola Co.
3.30%	09/01/21	3,279	3,517
The Goldman Sachs Group Inc.
3.30%	05/03/15	3,235	3,235
5.75%	01/24/22	6,027	6,362
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,654	(g)
Time Warner Cable Inc.
5.50%	09/01/41	4,534	4,933
6.75%	07/01/18	3,694	4,500	(g)
Time Warner Inc.
3.15%	07/15/15	6,385	6,734	(g)
3.40%	06/15/22	1,532	1,545
4.90%	06/15/42	1,071	1,087
Total Capital International S.A.
1.55%	06/28/17	7,264	7,281
Toyota Motor Credit Corp.
1.75%	05/22/17	4,589	4,626
Transnet SOC Ltd.
4.50%	02/10/16	1,200	1,251	(a)
United Technologies Corp.
1.20%	06/01/15	1,530	1,548
1.80%	06/01/17	1,530	1,563
4.50%	06/01/42	2,294	2,520
Vail Resorts Inc.
6.50%	05/01/19	4,174	4,383	(g)
Valero Energy Corp.
6.63%	06/15/37	1,528	1,713
Verizon Communications Inc.
2.00%	11/01/16	7,584	7,761	(g)
Viacom Inc.
1.25%	02/27/15	2,133	2,138
2.50%	12/15/16	4,699	4,865	(g)
Visteon Corp.
6.75%	04/15/19	2,573	2,502	(g)
Vivendi S.A.
3.45%	01/12/18	4,567	4,472	(a)
Voto-Votorantim Ltd.
6.75%	04/05/21	632	689	(a)
Weatherford International Ltd.
4.50%	04/15/22	2,434	2,495
5.95%	04/15/42	2,284	2,403

Wells Fargo & Co.
1.50%	07/01/15	4,373	4,376
Willis Group Holdings PLC
4.13%	03/15/16	2,945	3,079	(g)
Woodside Finance Ltd.
4.50%	11/10/14	5,213	5,514	(a,g)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	2,518	2,813	(a,g)
			839,071
Non-Agency Collateralized Mortgage Obligations—3.3%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.37%	09/10/47	4,270	4,774	(g,h)
5.63%	07/10/46	260	293
5.92%	02/10/51	1,810	2,084	(h)
6.39%	02/10/51	2,270	2,667	(h)
Banc of America Mortgage Securities Inc.
5.58%	02/25/36	163	1	(h)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	5,690	6,197	(h)
5.57%	03/11/39	1,398	1,402	(g,h)
5.71%	04/12/38	2,750	2,940	(h)
5.91%	06/11/40	900	652	(g,h)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	1,520	1,321
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	1,600	1,749	(h)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	1,610	35	(h)
Credit Suisse Mortgage Capital Certificates
5.60%	02/25/36	648	18	(h)
DBUBS Mortgage Trust
5.73%	11/10/46	2,750	2,114	(a,g,h)
Extended Stay America Trust
5.50%	11/05/27	2,950	2,977	(a,g)
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	1,520	1,686
GS Mortgage Securities Corp. II
3.00%	08/10/44	3,010	3,173	(g)
3.55%	04/10/34	3,060	3,163	(a)
Impac CMB Trust
5.05%	10/25/34	2,591	2,156	(c,g,h)
Impac Secured Assets CMN Owner Trust
5.00%	03/25/36	52	3	(c,h)
Interstar Millennium Trust
1.29%	03/14/36	237	217	(c,g,h)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	2,920	2,981
5.04%	03/15/46	1,720	1,867	(g,h)
5.34%	08/12/37	8,160	8,965	(g,h)
5.44%	05/15/45 - 06/12/47	7,120	7,925	(g)
5.79%	02/12/51	4,230	4,890	(g,h)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	2,230	2,447
5.16%	02/15/31	2,970	3,308
16.80%	12/15/39	25,343	366	(a,c,h)
MASTR Alternative Loans Trust
5.00%	08/25/18	752	71	(f,m)

Merrill Lynch Mortgage Trust
5.85%	05/12/39	3,000	1,924	(h)
Morgan Stanley Capital I Inc.
5.16%	10/12/52	3,500	3,901	(g,h)
5.62%	12/12/49	1,193	1,195	(g)
5.82%	06/11/42	2,820	2,471	(h)
5.90%	10/15/42	5,554	3,996	(g,h)
5.99%	08/12/41	1,190	1,380	(g,h)
6.46%	01/11/43	2,940	3,241	(g,h)
11.90%	01/15/21	1,239	1,211	(a,c,g,h)
Residential Funding Mortgage Securities I Inc.
5.75%**	01/25/36	147	—
Sequoia Mortgage Trust
4.44%	06/20/34	172	144	(c,g,h)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	2,600	2,808	(g,h)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	2,515	69
			94,782
Sovereign Bonds—1.9%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	500	568	(a)
Eskom Holdings SOC Ltd.
5.75%	01/26/21	1,000	1,094	(a,g)
Gabonese Republic
8.20%	12/12/17	400	464
Government of Argentina
2.50%	12/31/38	390	126	(i)
8.28%	12/31/33	271	172
Government of Colombia
4.38%	07/12/21	700	786
7.38%	03/18/19	400	523
Government of Croatia
6.38%	03/24/21	2,500	2,447	(a,g)
Government of Dominican Republic
7.50%	05/06/21	1,000	1,065	(a,g)
Government of El Salvador
7.65%	06/15/35	1,130	1,191	(a,g)
Government of Ghana Republic
8.50%	10/04/17	1,200	1,329	(a,g)
Government of Hungary
4.75%	02/03/15	395	379
6.25%	01/29/20	1,422	1,386
7.63%	03/29/41	1,014	991	(g)
Government of Indonesia
3.75%	04/25/22	2,124	2,119	(a)
4.88%	05/05/21	800	872	(a)
5.25%	01/17/42	1,533	1,604	(a)
11.63%	03/04/19	247	364	(a)
Government of Lebanon
4.00%	12/31/17	187	182
5.15%	11/12/18	518	512
6.10%	10/04/22	518	518
Government of Lithuania
6.13%	03/09/21	1,050	1,155	(a)
6.75%	01/15/15	1,100	1,188	(a)
7.38%	02/11/20	500	590	(a)

Government of Mexico
4.75%	03/08/44	3,692	3,978
5.75%	10/12/49	524	596
6.05%	01/11/40	600	774
Government of Namibia
5.50%	11/03/21	1,400	1,456	(a)
Government of Panama
6.70%	01/26/36	1,050	1,418	(g)
Government of Peru
6.55%	03/14/37	1,624	2,210
7.35%	07/21/25	500	703
Government of Philippines
4.00%	01/15/21	1,200	1,292
6.38%	01/15/32 - 10/23/34	2,800	3,553
Government of Poland
5.00%	03/23/22	1,588	1,733
6.38%	07/15/19	268	316
Government of Romania
6.75%	02/07/22	1,106	1,153	(a)
Government of Serbia Republic
7.25%	09/28/21	1,600	1,644	(a)
Government of South Africa
6.25%	03/08/41	500	633
Government of Sri Lanka
7.40%	01/22/15	700	749	(a,g)
8.25%	10/24/12	500	506
Government of Turkey
5.13%	03/25/22	1,000	1,041
5.63%	03/30/21	260	284
6.00%	01/14/41	1,000	1,053
6.88%	03/17/36	533	626
Government of Ukraine
6.25%	06/17/16	1,000	895	(a)
Government of Uruguay
6.88%	09/28/25	473	622
Government of Venezuela
10.75%	09/19/13	1,669	1,719	(g)
Government of Vietnam
1.56%	03/12/16	182	165	(h)
Province of Manitoba Canada
4.90%	12/06/16	1,060	1,239	(g)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	2,800	2,817	(a)
5.00%	04/29/20	700	761	(a)
7.50%	03/31/30	429	515	(i)
			56,076
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	2,105	2,422	(g)
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,705	1,978
New Jersey State Turnpike Authority
7.10%	01/01/41	1,495	2,108
7.41%	01/01/40	2,590	3,775
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	1,010

South Carolina State Public Service Authority
6.45%	01/01/50	1,495	2,113
State of California
5.70%	11/01/21	2,075	2,362
			15,768

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	1,893	—	(b,k,l)

Total Bonds and Notes
(Cost $2,338,401)			2,403,321

Preferred Stock—0.1%		Number of Shares
XLIT Ltd. 3.58%
(Cost $3,510)	10/29/49	3,846	2,803	(h)

Other Investments—0.2%
GEI Investment Fund
(Cost $5,394)			5,826	(j)
Total Investment in Securities
(Cost $2,347,305)			2,411,950

		Principal Amount	Fair Value
Short-Term Investments—30.8%
Time Deposit—2.9%
State Street Corp.
0.01%	07/02/12	$83,786	$83,786	(d)

Federal Agencies—20.7%
Federal Home Loan Bank Discount Notes
0.01%	07/06/12	50,000	50,000	(c)
0.06%	08/17/12	48,000	47,995	(c)
0.09%	08/22/12	34,000	33,996	(c)
0.11%	09/14/12	50,587	50,577	(c)
Federal Home Loan Mortgage Corp. Discount Notes
0.03%	08/07/12	30,000	29,998	(c)
0.07%	09/04/12	70,000	69,988	(c)
0.10%	10/15/12	92,878	92,850	(c)
0.12%	09/05/12	30,000	29,994	(c)
Federal National Mortgage Assoc. Discount Notes
0.04%	08/01/12	50,000	49,997	(c)
0.07%	08/29/12 - 09/12/12	112,475	112,461	(c)
0.08%	10/03/12	30,000	29,992	(c)
			597,848

U.S. Treasuries—7.2%
U.S. Treasury Bills
0.04%	08/16/12	40,000	39,998	(c)
0.07%	09/20/12	120,000	119,977	(c)
0.09%	10/18/12	50,000	49,984	(c)
			209,959

Total Short-Term Investments (Cost $891,565)			891,593

Total Investments (Cost $3,238,870)			3,303,543
Liabilities in Excess of Other Assets, net—(14.3) %			(413,684)

NET ASSETS—100.0%			$2,889,859

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Note Futures	September 2012	815	$179,453	$(82)
5 Yr. U.S. Treasury Note Futures	September 2012	4842	600,257	92
30 Yr. U.S. Treasury Bond Futures	September 2012	222	32,849	(294)

				$(284)

The Fund had the following short futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2012	522	$(87,092)	$(1,171)
10 Yr. U.S. Treasury Note Futures	September 2012	2640	(352,110)	(787)

				$(1,958)

				$(2,242)

Notes to Schedules of Investments (dollars in thousands) – June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to $204,947 or 7.09% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(e)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	At June 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012.

(i)	Step coupon bond. Security becomes interest bearing at a future date.

(j)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund. The GE Investment Fund has been determined to be illiquid using procedures determined by the Board of Directors.

(k)	Securities in default.

(l)	Fair Valued security.

†	Percentages are based on net assets as of June 30, 2012.

*	Less than 0.05%

**	Par value is less than $500.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$383,881	$—	$383,881
	Agency Mortgage Backed	—	980,048	—	980,048
	Agency CMOs	—	23,091	—	23,091
	Asset Backed	—	10,604	—	10,604
	Corporate Notes	—	839,071	—	839,071
	Non-Agency CMOs	—	94,782	—	94,782
	Sovereign Bonds	—	56,076	—	56,076
	Municipal Notes and Bonds	—	15,768	—	15,768
	Preferred Stock	—	2,803	—	2,803
	Other Investments	—	5,826	—	5,826
	Short-Term Investments	—	891,593	—	891,593

	Total Investments in Securities	$—	$3,303,543	$—	$3,303,543

	Other Financial Instruments*
	Futures Contracts – Unrealized Depreciation	$(2,242)	$—	$—	$(2,242)

	Total Other Financial Instruments	$(2,242)	$—	$—	$(2,242)

†	See Schedule of Investments for Industry Classification

*	-Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

INCOME TAXES

At June 30, 2012, information on the tax cost of investments was as follows (Dollars in Thousands):

Fund	Cost of investments for Tax purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation
GE S&S Income Fund	$3,250,375	$77,922	$(24,754)	$53,168

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 27, 2012

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE S&S Funds

Date: August 27, 2012